Stock based compensation - Options outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options
Options outstanding (in shares)	2,591,520	925,077	465,540	272,727
Options outstanding, weighted-average exercise price (in dollars per share)	$ 13.59	$ 8.01	$ 4.63	$ 2.81
Vesting subject to acceleration
Stock options
Options outstanding (in shares)	143,302
Options outstanding, weighted-average exercise price (in dollars per share)	$ 18.80
Vesting subject to acceleration | Grantee, One
Stock options
Share price threshold	16.11
Vesting subject to acceleration | Grantee, Two
Stock options
Share price threshold	31.46
Vesting subject to acceleration | Grantee, Three
Stock options
Share price threshold	37.62
Vesting based on market appreciation event | Grantee, Four
Stock options
Share price threshold	30.14
Vesting based on market appreciation event | Grantee, Five
Stock options
Share price threshold	$ 33.66
Vesting based on market appreciation event | Vesting at market appreciation event
Stock options
Options outstanding (in shares)	106,738
Consecutive trading days threshold	20 days
Vesting based on market appreciation event | Vesting at one year anniversary of market appreciation event
Stock options
Options outstanding (in shares)	106,738
Vesting period following event	1 year